Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
PAY VERSUS PERFORMANCE
Please refer to the Compensation Discussion and Analysis on pages 45 to 64 for a detailed description of the Company’s executive compensation program design and 2025 pay decisions, including how executive compensation is directly tied to performance. This section is provided solely to comply with SEC rules under the Dodd-Frank Act.

Pay Versus Performance Table
					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO 1 $ (b)	Compensation Actually Paid to PEO 1,4 $ (c)	Average Summary Compensation Table Total for Non-PEO NEOs 2 $ (d)	Average Compensation Actually Paid to Non-PEO NEOs 2,4 $ (e)	Total Shareholder Return 3 $ (f)	Peer Group Total Shareholder Return 3 $ (g)	Net Income (in millions) $ (h)	CFOAS 5 (in millions) $ (i)

2025	32,998,628	60,042,706	17,452,712	28,022,826	356	228	28,844	55,128

2024	44,052,537	48,838,037	23,370,696	24,234,121	307	192	33,680	60,009

2023	36,919,898	23,567,917	20,748,653	13,866,194	276	201	36,010	59,447

2022	35,909,231	89,747,677	20,844,030	37,954,580	294	196	55,740	82,044

2021	23,572,488	40,080,212	11,277,117	18,671,104	157	136	23,040	51,305
See footnote on next page for the calculation to determine Compensation Actually Paid.
The following table and information are provided to supplement the Pay Versus Performance Table.

Year (a)	Total Direct Compensation PEO 1,6 $ (j)	Realized Pay PEO 1,6 $ (k)	Average Total Direct Compensation for Non-PEO NEOs 2,6 $ (l)	Average Realized Pay for Non-PEO NEOs 2,6 $ (m)

2025	32,037,250	18,997,253	16,554,173	7,163,833

2024	33,238,000	17,602,293	17,901,706	7,895,275

2023	29,861,750	15,627,195	16,381,837	6,985,831

2022	33,024,000	18,116,008	17,704,820	7,649,062

2021	18,262,225	9,068,366	7,594,806	4,188,130

5-year average	29,284,645	15,882,223	15,227,468	6,776,426
Columns (b) and (d) represent Total Reported Pay for PEO and other NEOs as disclosed in the Summary Compensation Table on page 65. In its pay deliberations, the Compensation Committee considers Total Direct Compensation, columns (j) and (l), as it excludes the volatility that results from changes in pension value and all other compensation. See pages 58 and 65.
“Compensation Actually Paid” in columns (c) and (e) includes pension service cost and year-over-year change in value of unvested awards. We believe Realized Pay, shown in columns (k) and (m), is a more accurate representation of pay actually realized during the year. See pages 58 and 64 for details specific to PEO Realized Pay.
The main factor in year-over-year changes in “Compensation Actually Paid” is the change in value of unvested equity awards. Performance shares with uniquely long vesting periods represent over 70% of Total Direct Compensation, aligning the interests of our executives with the returns of long-term shareholders. See page 49.

PEO “Compensation Actually Paid” 2025 versus 2024 ($ in millions)	Actual		Year-over-Year
As a result, 86% of the year-over-year
change of PEO “Compensation Actually
Paid” reflects unvested equity, its value
influenced by the Company’s stock price,
$120.34 at the end of 2025.

Year-end stock price was $107.57 in 2024,
$99.98 in 2023, $110.30 in 2022, and
$61.19 in 2021, resulting in significant
year-over-year change.

	2025	2024	Change	% of Change
Cash: Salary, Bonus, All Other Compensation	7.11	6.91	0.20	2%
Stock Awards granted in current year, YE value	27.08	24.20	2.88	22%
Outstanding equity, year-over-year change in value	17.83	9.67	8.16	64%
Vested awards, vested value minus prior YE value	0.86	1.69	-0.83	6%
Dividends paid prior to vesting of underlying awards	5.99	5.24	0.75	6%
Pension Service Cost	1.17	1.13	0.04	0%
Total	60.04	48.84	11.20	100%

Company Selected Measure Name	CFOAS
Named Executive Officers, Footnote	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and J.M. Gibbs	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee	K.A. Mikells, N.A. Chapman, J.P. Williams, Jr., and K.T. McKee	K.A. Mikells, A.P. Swiger, N.A. Chapman, J.P. Williams, Jr., and L.M. Mallon
Peer Group Issuers, Footnote	Reflects TSR indexed to $100 per share on December 31, 2020, for the Company and IOC Peers: BP, Chevron, Shell, and TotalEnergies.
PEO Total Compensation Amount	$ 32,998,628	$ 44,052,537	$ 36,919,898	$ 35,909,231	$ 23,572,488
PEO Actually Paid Compensation Amount	$ 60,042,706	48,838,037	23,567,917	89,747,677	40,080,212
Adjustment To PEO Compensation, Footnote
4	Adjustments to determine “Compensation Actually Paid”:

		PEO 1					Average Non-PEO NEOs 2
	+/-	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

SCT grant value of long-term awards granted in the year	–	25,886,250	26,721,000	23,199,750	24,939,000	13,505,225	12,764,798	13,728,656	12,079,337	12,594,195	5,892,181

Year-end value of long-term awards granted in the year	+	27,076,500	24,203,250	22,495,500	24,817,500	13,155,850	13,351,723	12,435,092	11,712,657	12,532,838	5,827,736

Year-over-year change in “fair value” of unvested awards	+	17,827,559	9,666,245	-11,749,836	48,547,691	16,765,814	7,441,398	4,084,653	-4,655,739	17,672,847	7,865,983

Value of vested awards received	+	858,950	1,690,200	-442,500	3,273,600	1,314,686	234,916	562,570	-135,756	751,602	486,992

SCT change in pension value	–	0	10,417,644	5,922,953	2,506,363	5,137,153	784,403	5,321,232	4,012,935	3,044,269	2,710,176

Pension Service cost	+	1,173,119	1,128,418	1,001,694	901,365	744,658	647,878	648,773	546,216	460,833	326,056

Dividends	+	5,994,200	5,236,032	4,465,864	3,743,653	3,169,095	2,443,400	2,182,224	1,742,434	1,330,895	1,489,577

Non-PEO NEO Average Total Compensation Amount	$ 17,452,712	23,370,696	20,748,653	20,844,030	11,277,117
Non-PEO NEO Average Compensation Actually Paid Amount	$ 28,022,826	24,234,121	13,866,194	37,954,580	18,671,104
Adjustment to Non-PEO NEO Compensation Footnote
4	Adjustments to determine “Compensation Actually Paid”:

		PEO 1					Average Non-PEO NEOs 2
	+/-	2025	2024	2023	2022	2021	2025	2024	2023	2022	2021

SCT grant value of long-term awards granted in the year	–	25,886,250	26,721,000	23,199,750	24,939,000	13,505,225	12,764,798	13,728,656	12,079,337	12,594,195	5,892,181

Year-end value of long-term awards granted in the year	+	27,076,500	24,203,250	22,495,500	24,817,500	13,155,850	13,351,723	12,435,092	11,712,657	12,532,838	5,827,736

Year-over-year change in “fair value” of unvested awards	+	17,827,559	9,666,245	-11,749,836	48,547,691	16,765,814	7,441,398	4,084,653	-4,655,739	17,672,847	7,865,983

Value of vested awards received	+	858,950	1,690,200	-442,500	3,273,600	1,314,686	234,916	562,570	-135,756	751,602	486,992

SCT change in pension value	–	0	10,417,644	5,922,953	2,506,363	5,137,153	784,403	5,321,232	4,012,935	3,044,269	2,710,176

Pension Service cost	+	1,173,119	1,128,418	1,001,694	901,365	744,658	647,878	648,773	546,216	460,833	326,056

Dividends	+	5,994,200	5,236,032	4,465,864	3,743,653	3,169,095	2,443,400	2,182,224	1,742,434	1,330,895	1,489,577

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Supporting Financial & Operating Metrics ∎ TSR ∎ Earnings ∎ Cash Flow from Operations and Asset Sales ∎ Return on Capital Employed	∎ Safety Performance ∎ Environmental Performance ∎ Corporate-wide operated asset GHG emissions intensity

Total Shareholder Return Amount	$ 356	307	276	294	157
Peer Group Total Shareholder Return Amount	228	192	201	196	136
Net Income (Loss)	$ 28,844,000,000	$ 33,680,000,000	$ 36,010,000,000	$ 55,740,000,000	$ 23,040,000,000
Company Selected Measure Amount	55,128,000,000	60,009,000,000	59,447,000,000	82,044,000,000	51,305,000,000
PEO Name	D.W. Woods	D.W. Woods	D.W. Woods	D.W. Woods	D.W. Woods
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Earnings
Measure:: 3
Pay vs Performance Disclosure
Name	Cash Flow from Operations and Asset Sales
Measure:: 4
Pay vs Performance Disclosure
Name	Return on Capital Employed
Measure:: 5
Pay vs Performance Disclosure
Name	Safety Performance
Measure:: 6
Pay vs Performance Disclosure
Name	Environmental Performance
Measure:: 7
Pay vs Performance Disclosure
Name	Corporate-wide operated asset GHG emissions intensity
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (10,417,644)	$ (5,922,953)	$ (2,506,363)	$ (5,137,153)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,173,119	1,128,418	1,001,694	901,365	744,658
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,886,250)	(26,721,000)	(23,199,750)	(24,939,000)	(13,505,225)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	27,076,500	24,203,250	22,495,500	24,817,500	13,155,850
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	17,827,559	9,666,245	(11,749,836)	48,547,691	16,765,814
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	858,950	1,690,200	(442,500)	3,273,600	1,314,686
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,994,200	5,236,032	4,465,864	3,743,653	3,169,095
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(784,403)	(5,321,232)	(4,012,935)	(3,044,269)	(2,710,176)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	647,878	648,773	546,216	460,833	326,056
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,764,798)	(13,728,656)	(12,079,337)	(12,594,195)	(5,892,181)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,351,723	12,435,092	11,712,657	12,532,838	5,827,736
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,441,398	4,084,653	(4,655,739)	17,672,847	7,865,983
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	234,916	562,570	(135,756)	751,602	486,992
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 2,443,400	$ 2,182,224	$ 1,742,434	$ 1,330,895	$ 1,489,577